Debt due within one year - Details of Securitized Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Average interest rate throughout the year	3.78%	5.50%
Securitized receivables	$ 3,470	$ 3,405
Maximum amount available under our securitization program	$ 2,300	$ 2,300